TAXES ON INCOME (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
TAXES ON INCOME [Abstract]
Net operating loss and capital loss carry forward	$ 40,520	$ 43,498
Valuation allowance	(40,520)	(43,498)
Net deferred tax asset
Accumulated operating losses	31,340
Accumulated capital losses	$ 128,859